Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 7,951,429	$ 6,745,630
Accounts receivable , less allowance for doubtful accounts of $66,058 in 2011 and $65,275 in 2010	3,437,904	3,273,627
Notes receivable	277,770	87,000
Materials and supplies	583,157	563,178
Gas in storage	12,890,934	13,810,208
Prepaid income taxes	1,741,349	2,532,057
Deferred income taxes	2,870,843	3,436,923
Other	1,250,859	1,206,367
Total current assets	31,004,245	31,654,990
UTILITY PROPERTY:
In service	128,709,183	123,073,541
Accumulated depreciation and amortization	(45,191,684)	(43,084,808)
In service, net	83,517,499	79,988,733
Construction work in progress	2,204,957	1,466,658
Utility plant, net	85,722,456	81,455,391
OTHER ASSETS:
Notes receivable	1,142,770	1,039,000
Regulatory assets	7,547,729	6,480,325
Other	131,849	53,610
Total other assets	8,822,348	7,572,935
TOTAL ASSETS	125,549,049	120,683,316
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt	15,000,000	0
Dividends payable	786,270	750,786
Accounts payable	5,299,475	4,572,917
Customer credit balances	2,525,071	2,637,380
Customer deposits	1,607,844	1,632,977
Accrued expenses	2,141,132	2,058,643
Over-recovery of gas costs	355,476	2,581,600
Fair value of marked-to-market transactions	3,312,176	3,619,705
Total current liabilities	31,027,444	17,854,008
LONG-TERM DEBT	13,000,000	28,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	3,863,933	3,073,782
Regulatory cost of retirement obligations	7,596,678	7,699,319
Benefit plan liabilities	11,326,909	9,850,526
Deferred income taxes	9,927,135	7,860,064
Deferred investment tax credits	21,172	35,870
Total deferred credits and other liabilities	32,735,827	28,519,561
COMMITMENTS AND CONTINGENCIES (Notes 10 and 11)
STOCKHOLDERS' EQUITY:
Common Stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,624,682 and 4,548,864 shares in 2011 and 2010, respectively	23,123,410	11,372,160
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding in 2011 and 2010	0	0
Capital in excess of par value	6,830,395	17,462,670
Retained earnings	22,865,311	21,341,740
Accumulated other comprehensive loss	(4,033,338)	(3,866,823)
Total stockholders' equity	48,785,778	46,309,747
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 125,549,049	$ 120,683,316